Taxation - Summary of Tax Components of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Tax on items that will not be reclassified to the income statement
Pension remeasurements	£ (808)	£ 384	£ (263)
Tax on items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	(4)	(4)	(9)
Fair value movements on cash flow hedges - net fair value gains or losses	(80)	(37)	57
Fair value movements on cash flow hedges - recognised in income and expense	0	0	(47)
Income tax relating to components of other comprehensive income	(892)	343	(262)
Current tax credit	267	395	203
Deferred tax (expense) credit	(1,159)	(52)	(465)
Tax on other comprehensive income (loss)	£ (892)	£ 343	£ (262)